Madison Funds
550 Science Drive
Madison, WI  53711
Writer's Direct Dial: 608-216-9147

BY EDGAR

July 8, 2013

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

    RE:  Madison Funds

Dear Sir or Madam:

Pursuant to Form N-14 enclosed is an Information Statement to shareholders relating to the intra-registrant merger of the Madison Disciplined Equity Fund into the Madison Investors Fund.

This filing follows the filing pursuant to EDGAR 485APOS by the Registrant today made for the purposes of (1) adding Class A shares to the Madison Investors Fund series and (2) adding Class R6 shares to the Madison Investors Fund series.

We look forward to hearing from you with any comments you may have on this filing and the 485APOS.

Respectfully submitted,

(signature)

Pamela M. Krill
General Counsel and CLO

Enclosures